Restatement of Financial Statements	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GOOD WORKS ACQUISITION CORP [Member]
Restatement of Financial Statements
Note 3 – Restatement of Financial Statements
The Company concluded it should restate its previously issued financial statements by amending its Quarterly Report on Form
10-Q,
filed with the SEC on August 10, 2021, to classify all Public Shares in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph
10-S99,
redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Public Shares in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Public Shares, the Company also revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable common stock as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480.
Impact of the Restatement
The Company’s statement of stockholders’ equity has been restated to reflect the changes to the impacted stockholders’ equity accounts described above.

	As Previously Reported	Adjustment	As Restated
Balance - December 31, 2020 (Restated)	$5,000,010	$(3,651,391)	$1,348,619
Net loss (Restated)	(1,015,510)	(1)	(1,015,511)
Change in value of common stock subject to possible redemption (Restated)	(3,651,392)	3,651,392	—
Balance as of March 31, 2021	$333,108	$—	$333,108
Net loss (Restated)	(1,043,471)	—	(1,043,471)
Balance as of June 30, 2021	$(710,363)	$—	$(710,363)
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the period from January 1, 2021 through June 30, 2021:

For the Period from January 1, 2021 through June 30, 2021
	As Previously Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of common stock subject to possible redemption (restated)	$3,651,391	$(3,651,391)	$—
The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the three and six months ended June 30, 2021:

	Earnings Per Share for Common Stock
	As Previously Reported(1)	Adjustment	As Restated
For the Three Months Ended June 30, 2021
Net loss	$(1,043,472)	$1	$(1,043,471)
Basic and Diluted weighted-average redeemable common shares outstanding	17,000,000	—	17,000,000
Basic and Diluted net loss per redeemable common share	$(0.00)	$(0.05)	$(0.05)
Basic and Diluted weighted-average non-redeemable common shares outstanding	4,478,000	—	4,478,000
Basic and Diluted net loss per non-redeemable common shares	$(0.23)	$0.18	$(0.05)

	Earnings Per Share for Common Stock
	As Previously Reported(1)	Adjustment	As Restated
For the Six Months Ended June 30, 2021
Net loss	$(2,058,982)	$—	$(2,058,982)
Basic and Diluted weighted-average redeemable common shares outstanding	16,818,439	181,561	17,000,000
Basic and Diluted net loss per redeemable common share	$(0.00)	$(0.10)	$(0.10)
Basic and Diluted weighted-average non-redeemable common shares outstanding	4,659,492	(181,492)	4,478,000
Basic and Diluted net loss per non-redeemable common shares	$(0.44)	$0.34	$(0.10)
(1) - The weighted average shares outstanding was calculated based on the two-class
method, where the earnings per share was determined based on redeemable and non-redeemable
common stock. The Company revised its earnings per share calculation to allocate net losses by the weighted average shares of redeemable and non-redeemable
common stock outstanding for the respective period.

Note 2—Restatement of Financial Statements
Amendment No.1
In May 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its Public and Private Placement warrants the Company issued in its initial public offering, the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon. As such, the Company restated its financial statements in Amendment No. 1 on form
10-K/A
as filed on May 7, 2021.
Amendment No.2
In June 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its Public Warrants the Company issued in its initial public offering, the Company’s previously issued financial statements for the year ended December 31, 2020 should no longer be relied upon. As such, the Company restated its financial statements in Amendment No. 2 on Form
10-K/A
for the year ended December 31, 2020 as filed on June 14, 2021.
Amendment No.3
The Company concluded it should restate its previously issued financial statements by amending Amendment No. 2 to its Annual Report on Form
10-K/A,
filed with the SEC on June 14, 2021, to classify all Public Shares in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph
10-S99,
redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Public Shares in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Public Shares, the Company also revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable common stock as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480.
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of December 31, 2020:

As of December 31, 2020:	As Previously Reported	Adjustment	As Restated
Total assets	$171,601,077	$—	$171,601,077

Total liabilities	$252,458	$—	$252,458

Common stock subject to possible redemption	166,348,609	3,651,391	170,000,000
Preferred stock	—	—	—
Common stock	4,843	(365)	4,478
Additional paid-in captial	5,102,198	(3,651,026)	1,451,172
Accumulated deficit	(107,031)	—	(107,031)

Total stockholders’ equity	$5,000,010	$(3,651,391)	$1,348,619

Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders’ Equity	$171,601,077	$—	$171,601,077

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of stockholders’ equity for the period from June 24, 2020 (inception) through December 31, 2020:

	As Previously Reported	Adjustment	As Restated
Balance as of June 24, 2020 (inception)	$—	$—	$—
Issuance of common stock to founders	25,000	—	25,000
Sale of 15,000,000 Units on October 22, 2020 through public offering	150,000,000	(150,000,000)	—
Sale of 562,500 to GW Sponsor 2, LLC	163,125	—	163,125
Sale of 228,000 Private Units on October 22, 2020	2,280,000	—	2,280,000
Sale of 1,500,000 Units on October 26, 2020 through over-allotment	15,000,000	(15,000,000)	—
Sale of 500,000 Units on November 17, 2020 through over-allotment	5,000,000	(5,000,000)	—
Forfeiture of 62,500 by initial stockholders	—		—
Underwriters’ discount	(450,000)	450,000	—
Other offering expenses	(420,121)	420,121	—
Fair value of derivative warrant liabilities issued in public offering and private placement (Restated)	(142,353)	—	(142,353)
Maximum number of redeemable shares (Restated)	(166,348,610)	166,348,610	—
Accretion to common stock subject to possible redemption amount (Restated)	—	(870,122)	(870,122)
Net loss (Restated)	(107,031)	—	(107,031)
Balance as of December 31, 2020	$5,000,010	$(3,651,391)	$1,348,619
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the period from June 24, 2020 (inception) through December 31, 2020:

For the Period from June 24, 2020 (inception) through December 31, 2020
	As Previously Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of common stock subject to possible redemption (restated)	$167,567,559	$(167,567,559)	$—
Change in value of common stock subject to possible redemption (restated)	$(1,218,950)	$1,218,950	$—
The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the period from June 24, 2020 (inception) through December 31, 2020:

	Earnings Per Share for Common Stock
	As Previously Reported (1)	Adjustment	As Restated
For the Period from June 24, 2020 (inception) through December 31, 2020
Net loss	$(107,031)	$—	$(107,031)
Basic and Diluted weighted-average redeemable common shares outstanding	16,723,356	(10,011,492)	6,711,864
Basic and Diluted net loss per redeemable common share	$(0.00)	$(0.01)	$(0.01)
Basic and Diluted weighted-average non-redeemable common shares outstanding	4,483,216	(468,030)	4,015,186
Basic and Diluted net loss per non-redeemable common shares	$(0.02)	$0.01	$(0.01)

(1) -
The weighted average shares outstanding was calculated based on the two-class
method, where the earnings per share was determined based on redeemable and non-redeemable
common stock. The Company revised its earnings per share calculation to allocate income and losses by the weighted average shares of redeemable and non-redeemable
common stock outstanding for the respective period.